Other Current Liabilities (Details) - Vertica Health (Pty) [Member]	Jun. 30, 2023 USD ($)
1 Year [Member]
Other Current Liabilities (Details) [Line Items]
Deferred consideration was payable	$ 250,000
2 Year [Member]
Other Current Liabilities (Details) [Line Items]
Deferred consideration was payable	$ 250,000